SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently Issued Accounting Pronouncements (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥) ¥ / $	Dec. 31, 2020 USD ($) ¥ / $	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Recently issued accounting pronouncements
Adjustment to retained earnings	¥ 1,502	$ 230		¥ 3,701
Right-to-use assets	28,980	$ 4,441		20,875
Lease liabilities	¥ 30,454			¥ 22,055
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar | ¥ / $	6.5250	6.5250
ASU 2016-13 | Restatement
Recently issued accounting pronouncements
Adjustment to retained earnings			¥ 7